Derivative instruments - Summary of Derivative Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Financial assets designated as a hedge instrument at fair value
Derivative instruments - hedge instruments	₨ 3,593	$ 47	₨ 2,691
Total	₨ 3,593	$ 47	₨ 2,691